Note 9 - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Segment operating loss	€ 388	€ (839)
Interest income, net	2,891	(1,344)
Foreign Currency exchange (losses) gains, net	671	303
Other income, net		(3)
Income tax (expense) credit net	(91)	(69)
Consolidated net loss net	€ 3,859	€ (1,953)